Employee Benefits (Details) - Schedule of the relevant actuarial assumptions, holding other assumptions constant	12 Months Ended
Dec. 31, 2021 USD ($)
0.5 Percentage Point Increase [Member]
Employee Benefits (Details) - Schedule of the relevant actuarial assumptions, holding other assumptions constant [Line Items]
Future salary growth	$ (100,000)
Discount rate	1,173,000
0.5 Percentage Point Decrease [Member]
Employee Benefits (Details) - Schedule of the relevant actuarial assumptions, holding other assumptions constant [Line Items]
Future salary growth	95,590
Discount rate	$ (1,350,000)